Other	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other	Other

	2022	2021
Foreign exchange gain (loss)	$28	$(5)
Settlement loss on defined benefit pension plan annuity purchase	(5)	(12)
Gain on interest rate swap contracts	13	6
Other	1	9
	$37	$(2)